ENTITY-WIDE DISCLOSURES -Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 6,994,815	$ 1,073,226
Property, plant and equipment	198,536,683	160,756,328
Right-of-use assets	89,663,139	60,508,354	$ 60,902,362
Intangible assets	175,703,257	151,364,023
Contract asset	13,528,646	13,211,006
Non-current assets	484,426,540	386,912,937
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	6,812,370	708,440
Property, plant and equipment	94,684,032	81,602,840
Right-of-use assets	35,469,879	10,836,851
Intangible assets	167,106,057	144,213,010
Contract asset	13,528,646	13,211,006
Non-current assets	317,600,984	250,572,147
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	182,445	364,786
Property, plant and equipment	103,852,651	79,153,488
Right-of-use assets	54,193,260	49,671,503
Intangible assets	8,597,200	7,151,013
Contract asset	0	0
Non-current assets	$ 166,825,556	$ 136,340,790